Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of financial assets [line items]
Value at risk	$ 791.5	$ 576.7	$ 549.9
Average
Disclosure of financial assets [line items]
Value at risk	836.3	628.6	486.8
Maximum
Disclosure of financial assets [line items]
Value at risk	1,097.6	709.4	587.4
Minimum
Disclosure of financial assets [line items]
Value at risk	572.2	537.2	401.5
Interest rate
Disclosure of financial assets [line items]
Value at risk	682.4	549.6	494.2
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	740.5	560.2	426.2
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	1,000.6	638.6	502.5
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	474.2	504.3	344.0
Credit spread
Disclosure of financial assets [line items]
Value at risk	333.2	356.7	266.5
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	337.2	312.9	218.2
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	369.1	368.0	266.5
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	324.3	249.9	174.5
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(224.1)	(329.5)	(210.8)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (241.4)	(244.5)	(157.6)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk